Financial Instruments - Summary of Financial Derivative Transactions Recorded at Fair Value Through Profit or Loss Resulted in the Recognition of Assets and Liabilities (Detail) - CLP ($)
$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Current Assets		$ 46,128
Current Liabilities	$ 14,145	640
Non-Current assets	0	0
Non-hedging derivative instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Current Assets		46,128
Current Liabilities	$ 14,145	$ 640